Description of Business, Organization, and Basis of Presentation - Schedule of Cash Flows of the VIEs (Details) - Variable Interest Entities [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cash Flows of the VIEs [Line Items]
Net cash provided by operating activities	¥ 1,544,447,565	¥ 1,292,343,388	¥ 939,802,714
Net cash provided by/(used in) investing activities	1,344,524,994	(1,282,239,529)	(812,396,284)
Net cash provided by/(used in) financing activities	¥ (3,375,509,894)	¥ 234,705,208	¥ (377,573,931)